PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 394	$ 273
Less accumulated depreciation and amortization		(215)	(174)
Property and equipment, net	143	179	99
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment		238	145
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment		113	84
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 43	$ 44